Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2017	Jan. 01, 2017
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs	$ 0	$ 0
Accounts Receivable, Allowance for Credit Loss	0	0
Letter of credit outstanding	2,300	2,300
Restricted cash, noncurrent	2,300	2,300
Cash and cash equivalents, at carrying value	39,255	59,570	$ 107,060
Operating lease right-of-use assets	43,050		50,807
Operating lease, liability	42,331
Decrease to accumulated deficit						$ (400)
Provision For Doubtful Accounts	0	0
Cash Balance To Be Maintained	2,300
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	41,574	61,875	109,365	$ 31,967	$ 9,620
Impairment losses on long-lived assets	$ 0	$ 0
Income Tax Examination, Likelihood Percentage	50.00%
Accounting Standards Update 2016-02 [Member]
Summary of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets	$ 2,700		2,700
Operating lease, liability	$ 4,200		$ 4,200